INTANGIBLE ASSETS, NET - Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization Expense, Fiscal Year Maturity [Abstract]
2023	$ 20,363
2024	16,756
2025	7,691
2026	1,725
2027	1,114
Thereafter	56
Total	47,705
Amortization expense related to Intangible Assets	$ 23,417	$ 18,350	$ 11,694